UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  November 30, 2011

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT | NOVEMBER 30, 2011

AN EVOLVING INTERNATIONAL LANDSCAPE

A rising world population may drive consumption & productivity

Developing countries are expected to see a 4.5% growth in calorie intake per capita from 2015 to 2030, and 11% growth from turn of the century to 20301

World Population is expected to grow to 10.1 billion by the end of the century, 9 billion by 2041, and 8 billion by 20232

Global life expectancy is expected to increase to 81 by the end of the century from 68 today2

By 2030, China should have approximately 1.4 billion middle class consumers compared to 365 million in the U.S.3

Over 95% of the World’s population resides outside of the United States4

1 3 8	The top three traders- U.S., Germany and China-represent only 28% of world merchandise trade5

2	Brazil will host the World Cup in 2014 and the Olympic Games in 2016, which will require substantial investments in urban development and transport infrastructure6

4	17.5 per 100 people are mobile telephone subscribers in Sub-Saharan Africa, while 1.6 per 100 are fixed line subscribers6

5 8	India had 33% export growth and China had 32% export growth in 20105

6	Merchandise exports from the former Soviet Union have grown over 400% since 20005

7	Thailand had a 61% increase in global sales of automotive products in 20105

9	Asia accounts for almost 30% of world merchandise trade5

The Fund is distributed by ALPS Distributors, Inc.

Past performance does not guarantee future results.

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the Fund’s prospectus. To obtain a prospectus, please call 1-877-484-6838 or visit www.heartlandinternationalfund.com. Please read the prospectus carefully before investing.

1 “Global and regional food consumption patterns and trends,” World Health Organization, 12/6/11; 2 “Global population to pass 10 billion by 2100, UN projections indicate,” UN News Centre, 5/3/11; 3 “Within a Generation, China Middle Class Four Times Larger than America’s,” Forbes, 9/5/11; 4 Census.gov, 12/2/11; 5 “International Trade Statistics 2011,” World Trade Organization; 6 Worldbank.org, 12/14/11.

TABLE OF CONTENTS

management’s discussion of fund performance	2

growth of hypothetical $10,000	4

additional fund characteristics	5

financial statements

Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

additional information

Expense Examples	17

Information Regarding Executive Officers & Directors	18

Definitions	20

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

To the Shareholders of the Heartland International Small Cap Fund:

It has been a year of disappointing headlines in global equity markets, developed and emerging alike. Supply chain disruption generated from Arab protests and the Japanese tsunami in the early part of 2011 were followed in the second half of the year by demand destruction across the Eurozone and a still deepening fiscal crisis. The Heartland International Small Cap Fund fell in sympathy with global markets in the six months ended November 30, 2011, returning -20.84%, outperforming its benchmark (the MSCI All Country World Index ex USA Small Cap Value Index), which returned -21.11%.

Stock selection was strongly positive at the Fund level. Overall sector allocation was slightly negative due to the Fund’s overweight to mining stocks. As many of you know, the Fund has had an overweight to Japan for much of the year. This has borne fruit in the second half of the year, as the top three performing stocks in the portfolio were all Japanese.

The Fund has had a larger than usual cash and currency futures positions in the second half of the year, partly reflecting our discomfort with the Euro’s instability and the domino effects of a potential European Union breakup. While the cash position has created a drag on performance to-date, we expect we’ll be rewarded with an opportunity to purchase names on our watch list in coming months.

Currently, the Fund holds many companies with attractive valuations and low debt, providing a potential margin of safety in difficult markets. To illustrate, we present the following portfolio metrics as of November 30, 2011:

•Price to Book ratio of only 75% and a low Price to Sales ratio of 84%

•Long-Term Debt as a percentage of Total Capital of 14.3%

•Three to five year estimated earnings per share growth rate of a healthy 23%

In our opinion, the Fund’s low valuation metrics indicate the portfolio is very cheap on an absolute basis and relative to the broad market. Moreover, low debt companies tend to have fewer difficulties meeting interest coverage and refinancing in periods of credit distress. The attractive downside metrics are complemented by the positive expected earnings growth rates across the portfolio, largely reflecting what we believe to be unique company catalysts uncovered in our fundamental research efforts.

It has been a difficult bear market with several foreign countries’ stock indices off 30% or more year-to-date. Yet over many years, we have found that bear markets such as this have provided excellent investment opportunities. To this end, we fully dedicate our energy and effort to steward your capital use through our careful investment discipline, the 10 Principles of Value lnvesting™. Thank you for the privilege of continuing to serve you.

Sincerely,

Bill Nasgovitz
Founder and Portfolio Manager
Heartland Advisors, Inc.

FUND SUMMARY

Total Returns as of November 30, 2011	One Year	Since Inception (10/01/10)
International Small Cap Fund	(11.72)%	(11.62)%
MSCI All Country World Index ex USA Small Cap Value Index*	(9.37)%	(8.43)%

Index Source: FactSet Research Systems, Inc. and MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

*	The Index is a total return index, reported in U.S. dollars based on share prices and reinvested net dividends from 44 countries and is not available to purchase.

In the prospectus dated 10/1/11, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund is 1.75%. Heartland Advisors has contractually agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund do not exceed 1.75% of the Fund’s average net assets, through at least October 1, 2013, and subject thereafter to annual reapproval of the agreement by the Board of Trustees. Without such waiver and/or reimbursements, the Total Annual Fund Operating Expenses would be 4.23%.

Past performance does not guarantee future results. Performance represents past performance; current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. All returns reflect reinvested dividends and capital gains distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions. To obtain performance through the most recent month end, call 1-877-484-6838, or visit www.heartlandinternationalfund.com. Subject to certain exceptions, shares of a Fund redeemed or exchanged within 90 days of purchase are subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual’s return.

SECTOR ALLOCATION(1)(2)

(1)	Percentages are based upon total equity investments and subject to change.

(2)
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT GOAL
The Fund seeks long-term capital appreciation with modest current income.

INVESTMENT STRATEGY/DISTINGUISHING CHARACTERISTIC
The Fund seeks to capture the long-term capital appreciation of international small-cap stocks, with an emphasis on dividend-paying companies. The Fund utilizes the Advisor’s disciplined and time-tested 10 Principles of Value Investing™ framework to identify companies with the potential for appreciation and a potential margin of safety to limit downside risk.

INVESTMENT CONSIDERATIONS
The Fund invests primarily in foreign small companies selected on a value basis that pay dividends. Foreign securities have additional risk, including but not limited to, exchange rate changes, political and economic upheaval, and relatively low market liquidity. These risks are magnified in emerging markets. The prices of foreign securities held by the Fund, and therefore the Fund’s performance, may decline in response to such risks. Small company securities generally are more volatile and less liquid than those of larger companies and there is risk that their intrinsic values may not be recognized by the broad market. There is no assurance that dividend-paying stocks will mitigate volatility. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

PORTFOLIO HIGHLIGHTS & STATISTICS
Number of holdings (excludes cash equivalents)	28
Net assets	$16.5 mil.
NAV	$8.66
Median market cap	$552.6 mil.
Weighted average market cap	$1.5 bil.

TOP TEN HOLDINGS – % OF NET ASSETS (EXCLUDES CASH EQUIVALENTS)

Petropavlovsk PLC	5.5%
NongShim Co. Ltd.	5.4
Golden Star Resources Ltd.	5.4
Daekyo Co. Ltd.	5.4
Sherritt International Corp.	5.3
Ministop Co. Ltd.	4.9
AuRico Gold, Inc.	4.6
Nippon Seiki Co. Ltd.	4.4
Goodman Fielder Ltd.	4.3
Alps Logistics Co. Ltd.	4.2

Portfolio holdings, statistics and manager views are subject to change without notice, and discussions of portfolio holdings are intended as illustrations of investment strategy, not as recommendations. Index definitions and investment terms are found on the page titled “Definitions.”  All information, unless otherwise indicated, is as of 11/30/11.

Bill Nasgovitz is a registered representative of ALPS Distributors, Inc. The Fund is distributed by ALPS Distributors, Inc.

HEARTLAND INTERNATIONAL SMALL CAP FUND
GROWTH OF A HYPOTHETICAL $10,000 (UNAUDITED)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

Heartland International Small Cap Fund – Inception: 10-1-10

The graphs shown above represent a hypothetical investment of $10,000 in the Fund and MSCI Index for the period from inception to 11/30/11.  All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Past performance does not guarantee future results.

ADDITIONAL FUND CHARACTERISTICS
(UNAUDITED)

MARKET CAP SEGMENTATION – % OF TOTAL INVESTMENTS

The Fund is managed according to the Advisor’s time-tested 10 Principles of Value InvestingTM. The Advisor believes this investment process may limit downside risk relative to other equity investment strategies, while providing an opportunity for capital appreciation.

The Fund focuses on smaller companies outside the U.S., generally with market capitalizations of up to $4 billion at the time of purchase. The following table summarizes the market capitalization of the Fund as of November 30, 2011. Portfolio holdings, statistics and manager views are subject to change without notice and discussions of portfolio holdings are intended as illustrations of investment strategy, not as recommendations.

Micro-Cap Holdings – $0 - $300 million	15.9%
Small-Cap Holdings – $300 million - $4 billion	55.8
Large-Cap Holdings – $4 billion +	7.6
Short-Term Investments	20.7
TOTAL	100.0

SECTOR ALLOCATION — % OF TOTAL INVESTMENTS

The following table summarizes the sector classifications of the Fund as of November 30, 2011. Portfolio holdings, statistics and manager views are subject to change without notice and discussions of portfolio holdings are intended as illustrations of investment strategy, not as recommendations.

Consumer Discretionary	15.7%
Consumer Staples	14.2
Energy	2.0
Financials	6.7
Health Care	4.4
Industrials	4.6
Information Technology	2.1
Materials	27.1
Utilities	2.4
Cash	20.8
TOTAL	100.0

FINANCIAL STATEMENTS

SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

COMMON STOCKS 74.93%	SHARES	VALUE
Australia 5.73%
Aditya Birla Minerals Ltd.	180,000	$152,630
Collection House Ltd.	226,000	168,636
Goodman Fielder Ltd.	1,133,333	620,993
		942,259

Canada 7.50%
Agnico-Eagle Mines Ltd.	10,000	448,800
Canam Group, Inc.	40,000	130,595
Sherritt International Corp.	120,000	654,150
		1,233,545

Germany 2.53%
Einhell Germany AG	10,000	416,415

Ghana 4.40%
Golden Star Resources Ltd.(a)	350,000	724,500

Hong Kong 0.45%
Clear Media Ltd.(a)	200,000	74,459

Japan 23.09%
Alps Logistics Co. Ltd.	60,000	550,639
Chiba Bank Ltd.	70,000	456,588
Fukuda Denshi Co. Ltd.	14,000	400,204
Medikit Co. Ltd.	1,000	311,618
Ministop Co. Ltd.	35,000	652,145
Miraial Co. Ltd.	25,000	333,910
Nippon Seiki Co. Ltd.	65,000	645,826
Takamatsu Construction Group Co. Ltd.	30,000	448,652
		3,799,582

Kazakhstan 1.96%
KazMunaiGas Exploration Production – GDR	20,000	322,000

Mexico 3.96%
AuRico Gold, Inc.(a)	65,000	651,306

New Zealand 0.93%
Air New Zealand Ltd.	200,000	153,651

Republic of Korea 8.53%
Daekyo Co. Ltd.	125,000	678,579
NongShim Co. Ltd.	3,500	725,175
		1,403,754

Russian Federation 9.79%
Petropavlovsk PLC	95,500	1,090,811
VSMPO-AVISMA Corp.	2,800	518,966
		1,609,777

Ukraine 1.73%
Avangardco Investments Public Ltd. - GDR(a)	38,000	285,000

United Kingdom 1.65%
Persimmon PLC	35,000	272,186

Vietnam 2.68%
Keck Seng Investments	1,000,000	441,201

TOTAL COMMON STOCKS (Cost $14,329,385)		12,329,635

PREFERRED STOCKS 2.40%
Brazil 2.40%
Cia De Saneamento do Parana	150,000	394,006

TOTAL PREFERRED STOCKS (Cost $274,497)		394,006

	PRINCIPAL
SHORT-TERM INVESTMENTS 20.32%	AMOUNT

Time Deposits 20.32%
Wells Fargo (Grand Cayman), 0.031%(b)	$3,343,018	$3,343,018
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,343,018)		3,343,018
Total Investments
(Cost $17,946,900) 97.65%		16,066,659
OTHER ASSETS IN EXCESS OF LIABILITIES 2.35%		386,788
TOTAL NET ASSETS 100.00%		$16,453,447

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate shown is the rate as of November 30, 2011.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPEN FUTURES CONTRACTS
November 30, 2011 (Unaudited)

			UNREALIZED
	NUMBER OF	SETTLEMENT	APPRECIATION/
DESCRIPTION	CONTRACTS SOLD	MONTH	(DEPRECIATION)
Australian FX Currency	10	December-11	$5,681
Euro FX Currency	10	December-11	19,568
Japanese Yen FX Currency	15	December-11	(93,351)
TOTAL FUTURES CONTRACTS SOLD			$(68,102)

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2011 (Unaudited)

ASSETS
Investments, at value (cost $17,946,900)	$16,066,659
Cash	976
Dividends and interest receivable	67,532
Deposit for futures at broker	46,925
Receivable for investments sold	371,598
Receivable for Fund shares sold	1,871
Other assets	3,111
TOTAL ASSETS	16,558,672

LIABILITIES
Payable to Advisor	672
Payable to affiliates	71,022
Accrued distribution fee	3,335
Accrued expenses and other liabilities	30,196
TOTAL LIABILITIES	105,225

NET ASSETS	$16,453,447

NET ASSETS CONSIST OF:
Paid-in capital	$19,843,442
Accumulated net investment income	81,642
Accumulated net realized loss on:
Investments	(819,678)
Futures contracts	(657,001)
Foreign currency translation	(49,032)
Net unrealized appreciation (depreciation) on:
Investments	(1,880,241)
Futures contracts	(68,102)
Foreign currency translation	2,417
NET ASSETS	$16,453,447

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,899,480

Net asset value, redemption price and offering price per share(1)	$8.66

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within ninety days of purchase.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividend income(1)	$164,400
Interest income	347
Total Investment Income	164,747
EXPENSES
Advisory fees	75,863
Administration fees	31,482
12b-1 fees	22,312
Transfer agent fees and expenses	21,083
Custody fees	20,724
Federal and state registration fees	14,772
Audit and tax fees	10,812
Chief Compliance Officer fees and expenses	6,954
Legal fees	5,571
Fund accounting fees	4,530
Reports to shareholders	4,185
Trustees’ fees and related expenses	2,814
Other expenses	2,646
TOTAL EXPENSES	223,748
Less waivers and reimbursement by Advisor (Note 4)	(67,560)
NET EXPENSES	156,188
NET INVESTMENT INCOME	8,559
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(751,942)
Futures contracts	(657,001)
Foreign currency translation	(49,032)
Change in net unrealized appreciation (depreciation) from:
Investments	(2,727,250)
Futures contracts	(51,823)
Foreign currency translation	1,733
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,235,315)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(4,226,756)

(1)	Net of $13,362 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED
	NOVEMBER 30, 2011	PERIOD ENDED
	(UNAUDITED)	MAY 31, 2011(1)
FROM OPERATIONS
Net investment income	$8,559	$112,715
Net realized loss from:
Investments	(751,942)	(75,840)
Futures contracts	(657,001)	—
Foreign currency translation	(49,032)	(31,528)
Change in net unrealized appreciation (depreciation) from:
Investments	(2,727,250)	847,009
Futures contracts	(51,823)	(16,279)
Foreign currency translation	1,733	684
Net decrease in net assets from operations	(4,226,756)	836,761
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,287,154	18,143,294
Costs for shares redeemed*	(578,687)	(8,319)
Net increase in net assets from capital share transactions	1,708,467	18,134,975
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,518,289)	18,971,736
NET ASSETS:
Beginning of period	18,971,736	—
End of period	$16,453,447	$18,971,736
*Net of redemption fees of	$389	$86
ACCUMULATED NET INVESTMENT INCOME	$81,642	$73,083

(1)	The Fund commenced operations on October 1, 2010.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period

	SIX MONTHS ENDED
	NOVEMBER 30, 2011	PERIOD ENDED
	(UNAUDITED)	MAY 31, 2011(1)
Net Asset Value, Beginning of Period	$10.93	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.00 (5)	0.13
Net realized and unrealized gain (loss) on investments	(2.27)	0.80
Total from investment operations	(2.27)	0.93
Net Asset Value, End of Period	$8.66	$10.93
TOTAL RETURN(3)	-20.84%	9.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of period (000’s)	$16,453	$18,972
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	2.51%	4.23%
After waiver and expense reimbursement(4)	1.75%	1.75%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(4)	(0.66)%	(0.58)%
After waiver and expense reimbursement(4)	0.10%	1.90%
Portfolio turnover rate(3)	45.53%	22.29%

(1)	The Fund commenced operations on October 1, 2010.
(2)	Per share net investment income has been calculated using the daily average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 2011 (Unaudited)

(1)	ORGANIZATION

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Heartland International Small Cap Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation with modest current income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective and commenced operations on October 1, 2010. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Heartland Advisors, Inc. (the “Advisor”).

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)
Investment Valuation: Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

If there were no sales on the composite market, the security is valued at the mean between the bid and asked price on the security’s principal exchange or market. If there has been no sale on such principal exchange or market on such day, the security is valued at the latest sales price on the Composite Market for the day such security is being valued. Composite Market means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by Interactive Data Corp (“IDC”).

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by IDC. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Fund has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Quoted prices in active markets for identical securities.
• Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$3,632,766	$8,696,869	$—	$12,329,635
Preferred Stock	394,006	—	—	394,006
Total Equity	4,026,772	8,696,869	—	12,723,641
Short-Term Investments	—	3,343,018	—	3,343,018
Total Investments in Securities	$4,026,772	$12,039,887	$—	$16,066,659

The securities listed as level two within the above table includes international securities that in accordance with the Fund’s policy were fair valued in order to reflect events after the close of foreign markets, but prior to the time the Fund’s NAV was calculated.

During the six months ended November 30, 2011, there were no significant transfers between levels for the Fund. The Fund did not hold any Level 3 securities during the period.

For further information regarding security characteristics, see the Schedule of Investments.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of November 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities	Fair Value
Futures Contracts	Assets; Deposits for futures at brokers	($68,102)

The Effect of Derivative Instruments on the Statement of Operations for the period ended November 30, 2011 was as follows:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
	Net realized gain (loss) on:
Futures contracts	Futures contracts closed	($657,001)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
	Net change in unrealized
	appreciation (depreciation) on:
Futures contracts	Futures contracts	($51,823)

(b)
Foreign Securities and Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments form those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)
Futures:  The Fund may enter into futures contracts trades. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash at least equal to the daily fluctuation of value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for the futures contacts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents, or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless it owns either 1) an offsetting position in securities or 2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations.

(d)
Federal Income Taxes:  The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(e)
Distributions to Shareholders: The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(f)
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g)
Share Valuation:  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held 90 days or less. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation. The Fund retained redemption fees of $389 during the six months ended November 30, 2011.

(h)	Expenses: Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(i)
Other:  Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	FEDERAL TAX MATTERS

As of May 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$17,812,018
Gross tax unrealized appreciation	$1,447,031
Gross tax unrealized depreciation	(611,722)
Net tax unrealized appreciation	$835,309
Undistributed ordinary income	$81,515
Undistributed long-term capital gain	—
Total distributable earnings	$81,515
Other accumulated losses	(80,063)
Total accumulated gains	$836,761

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-In
Income/(Loss)	Gain	Capital
$(39,632)	$39,632	—

At May 31, 2011, the Fund had accumulated net realized capital loss carryover of $4,129 which will expire on May 31, 2019. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

At May 31, 2011, the Fund deferred, on a tax basis, post-October losses of:

Currency	Capital
$13,011	$63,607

The Fund has adopted Accounting for Uncertainty in Income Taxes in fiscal year 2011. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of May 31, 2011. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2011. At May 31, 2011, the fiscal year 2011 remains open to examination in the Fund’s major tax jurisdictions.

(4)	INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.85% of the Fund’s average daily net assets.

The Advisor has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses) do not exceed 1.75% of the Fund’s average daily net assets, through at least October 1, 2013. For the six months ended November 30, 2011, expenses of $67,560 were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

May 31, 2014	$147,089
November 30, 2014	$ 67,560

(5)	DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay ALPS Distributors, Inc. (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended November 30, 2011, the Fund accrued expenses of $22,312 pursuant to the 12b-1 Plan.

(6)	RELATED PARTY TRANSACTIONS

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) which provides accounting, administration, and transfer agency services to the Fund. The Chief Compliance Officer is also an employee of USBFS. For the six months ended November 30, 2011, the Fund was allocated $6,954 of the Trust’s Chief Compliance Officer Fee.

(7)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	SIX MONTHS ENDED	PERIOD ENDED
	NOVEMBER 30, 2011	MAY 31, 2011(1)
Shares Sold	224,205	1,735,873
Shares Redeemed	(59,821)	(777)
Net Increase	164,384	1,735,096

(1)	The Fund commenced operations on October 1, 2010.

(8)	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended November 30, 2011, were $7,238,014 and $9,608,997, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(9)	NEW TAX LAW

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the May 31, 2011 taxable year. The effective date for changes in the treatment of capital losses is the May 31, 2012 taxable year.

(10)	NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and
2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

ADDITIONAL INFORMATION
(UNAUDITED)

EXPENSE EXAMPLES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including advisory fees, distribution and service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011 through November 30, 2011.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED EXPENSE
	ACCOUNT VALUE	ACCOUNT VALUE	DURING THE PERIOD(a)	RATIO DURING PERIOD
	6/1/11	11/30/11	6/1/11 – 11/30/11	6/1/11 –11/30/11
Actual	$1,000.00	$791.60	$7.84	1.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.25	$8.82	1.75%

(a)
Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period multiplied by 183/366 to reflect the one-half year period from June 1, 2011 to November 30, 2011.

OTHER INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-484-6838 or by visiting the Fund’s website www.heartlandinternationalfund.com. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the period ended June 30, 2011 is available, without charge, either upon request by calling the Fund toll free at 1-877-484-6838 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Pursuant to Section 853 of the Internal Revenue Code, the Heartland International Small Cap Fund designates the following amounts as foreign taxes paid for the year ended May 31, 2011. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Creditable Foreign	Portion of Ordinary Income Distribution
Taxes Paid	derived from Foreign Sourced Income*
$13,858	100.00%

*	The Fund has not derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS Form 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

INFORMATION REGARDING EXECUTIVE OFFICERS & DIRECTORS

INDEMNIFICATION
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

INFORMATION ABOUT TRUSTEES
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-484-6838.

INDEPENDENT TRUSTEES
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite Term;	Professor and Chair of Accounting,	28	Independent Trustee,
615 E. Michigan St.		Since	Marquette University (2004–present).		USA MUTUALS
Milwaukee, WI 53202		August 22, 2001			(an open-end investment
Age: 56					company with two portfolios).

Gary A. Drska	Trustee	Indefinite Term;	Pilot, Frontier/Midwest Airlines, Inc.	28	Independent Trustee,
615 E. Michigan St.		Since	(airline company) (1986–present).		USA MUTUALS
Milwaukee, WI 53202		August 22, 2001			(an open-end investment
Age: 55					company with two portfolios).

Jonas B. Siegel	Trustee	Indefinite Term;	Managing Director, Chief Administrative	28	Independent Trustee,
615 E. Michigan St.		Since	Officer (“CAO”) and Chief Compliance		Gottex Multi-Asset
Milwaukee, WI 53202		October 23, 2009	Officer (“CCO”), Granite Capital		Endowment Fund complex
Age: 68			International Group, L.P. (an investment		(three closed-end investment
			management firm) (1994–present);		companies); Independent
			Vice President, Secretary, Treasurer		Trustee, Gottex Multi-
			and CCO of Granum Series Trust		Alternatives Fund complex
			(an open-end investment company)		(three closed-end investment
			1997–2007); President, CAO and CCO,		companies); Independent
			Granum Securities, LLC (a broker-dealer)		Trustee, Ramius IDF, LLC (a
			(1997–2007).		closed-end investment
company).

INTERESTED TRUSTEE AND OFFICERS
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Joseph C. Neuberger(1)	Chairperson,	Indefinite Term;	Executive Vice President, U.S. Bancorp	28	Trustee, Buffalo Funds
615 E. Michigan St.	President	Since	Fund Services, LLC (1994–present).		(an open-end investment
Milwaukee, WI 53202	and	August 22, 2001			company with ten portfolios);
Age: 49	Trustee				Trustee, USA MUTUALS
(an open-end investment
company with two portfolios).

John Buckel	Vice President,	Indefinite Term;	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer	Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	and	January 10, 2008	(2004–present).
Age: 54	Principal	(Vice President);
	Accounting	Since
	Officer	September 10, 2008
(Treasurer)

Robert M. Slotky	Vice	Indefinite Term;	Senior Vice President,	N/A	N/A
615 E. Michigan St.	President,	Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Chief	January 26, 2011	(2001–present).
Age: 64	Compliance
Officer and
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite Term;	Vice President and Legal Compliance	N/A	N/A
615 E. Michigan St.		Since	Officer, U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		November 15, 2005	(2004–present).
Age: 32

Jennifer A. Lima	Assistant	Indefinite Term;	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer	Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 10, 2008	(2002–present).
Age: 37

Jesse J. Schmitting	Assistant	Indefinite Term;	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer	Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		July 21, 2011	(2008–present).
Age: 29

(1) Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Fund.

DEFINITIONS

10 Principles of Value InvestingTM consist of the following criteria for selecting securities: (1) catalyst for recognition; (2) low price in relation to earnings; (3) low price in relation to cash flow; (4) low price in relation to book value; (5) financial soundness; (6) positive earnings dynamics; (7) sound business strategy; (8) capable management and insider ownership; (9) value of the company; and (10) positive technical analysis.

Debt/Capitalization Ratio represents the company’s long-term debt as a proportion of the capital available in the form of long-term debt, preferred stock and common stockholder’s equity.

Earnings per Share is the portion of a company’s profit allocated to each outstanding share of common stock.

GDP (Gross Domestic Product) is the market value of the goods and services produced by labor and property.

MSCI All Country World Index ex USA Small Cap Value Index is a market capitalization weighted index that is designed to measure the equity market performance of the small cap value segments of developed and emerging markets, excluding the U.S. The index consists of 44 country indices comprising 23 developed and 21 emerging market country indices. All indices are unmanaged. It is not possible to invest directly in an index.

Price/Book Ratio of a company is calculated by dividing the market price of its stock by the company’s per-share book value.

Price/Cash Flow represents the amount an investor is willing to pay for a dollar generated from a particular company’s operations. It shows the ability of a business to generate cash, and it acts as a gauge of liquidity and solvency.

Price/Earnings Ratio of a stock is calculated by dividing the current price of the stock by its trailing 12 months’ earnings per share.

Price/Earnings Ratio (Forward) for a security is based on actual earnings to date and future estimates made by Heartland Advisors, Inc. Estimates made by Heartland Advisors, Inc. are based on factors such as management guidance, historical performance of the company and its peer group, industry growth rates, street estimates and other factors as deemed appropriate.

Price/Sales Ratio is the stock price divided by the sales per share of the trailing 12-month period.

Volatility is a characteristic of the market to rise or fall sharply in price within a short-term period.

(This Page Intentionally Left Blank.)

Heartland Advisors’ Commitment to you…
Striving to achieve superior investment results and outstanding client service

Fundamental Research
We remain focused on discovering opportunities through extensive fundamental analysis

Seasoned Investment Team
We are dedicated to leveraging over 200 years of our team’s experience to strive to generate superior investment results through disciplined value investing

Consistent and Disciplined Approach
We consistently adhere to our clearly deﬁned, time-tested investment process driven by Heartland’s 10 Principles of Value Investing™

HLI197/0812

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)    Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed August 4, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Trust for Professional Managers

By (Signature and Title)*          /s/ Joseph Neuberger
  Joseph Neuberger, President

Date      January 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Joseph Neuberger
  Joseph Neuberger, President

Date      January 31, 2012

By (Signature and Title)*          /s/ John Buckel
  John Buckel, Treasurer

Date      January 31, 2012

* Print the name and title of each signing officer under his or her signature.